Retirement Benefits (Details 11) - Pension Benefits [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1,902.1	$ 1,772.2	$ 2,129.6
NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,455.9	1,189.5
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	274.1	212.2
Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	172.1	370.5
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Equity Securities: Other U.S. equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	443.6	362.9
Equity Securities: Other U.S. equities [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	254.7	219.9
Equity Securities: Other U.S. equities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	188.9	143.0
Equity Securities: Other U.S. equities [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Equity Securities: Other U.S. equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Equity Securities: International equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	326.1	377.4
Equity Securities: International equities [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	299.6	335.7
Equity Securities: International equities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26.5	41.7
Equity Securities: International equities [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Equity Securities: International equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Fixed income and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	650.7	493.7
Fixed income and cash equivalents [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	419.9	116.9
Fixed income and cash equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	58.7	6.3
Fixed income and cash equivalents [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	172.1	370.5
Fixed income and cash equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Floating rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	51.0	90.1
Floating rate [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	51.0	68.9
Floating rate [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	21.2
Floating rate [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Floating rate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Private equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	129.0	137.1
Private equity [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	129.0	137.1
Private equity [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Private equity [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Private equity [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	263.9	258.3
Hedge funds [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	263.9	258.3
Hedge funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Hedge funds [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Hedge funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Real estate and other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37.8	52.7
Real estate and other [Member] | NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	37.8	52.7
Real estate and other [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Real estate and other [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Real estate and other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0.0	$ 0.0